Related Party Transactions (Details) (USD $)	12 Months Ended		12 Months Ended				0 Months Ended		12 Months Ended			76 Months Ended	110 Months Ended	186 Months Ended
	Dec. 31, 2013 nonemployeedirectors	Dec. 31, 2012	Dec. 31, 2013 New York regional manager [Member]	Dec. 31, 2013 Brother of Executive Vice President [Member]	Dec. 31, 2012 Brother of Executive Vice President [Member]	Dec. 31, 2011 Brother of Executive Vice President [Member]	Jul. 24, 2007 Former Director [Member]	Jun. 30, 1998 Former Director [Member]	Dec. 31, 2013 Former Director [Member]	Dec. 31, 2007 Former Director [Member]	Dec. 31, 2004 Former Director [Member]	Oct. 20, 2004 Affiliate of Former Director [Member]	Dec. 31, 2013 Affiliate of Former Director [Member]	Dec. 31, 2013 Affiliate of Former Director [Member] Y sqft
Related Party Transaction [Line Items]
Aggregate leasing commissions paid to related parties			$ 592,000	$ 868,000	$ 1,306,000	$ 671,000
Related Party Acquisition Date							Jul. 24, 2007	Jun. 30, 1998
Purchase Price of Land Parcel										3,100,000
Purchase price per rentable square feet of property developed.														20
Target Annual Return Minimum												10.50%
Target Annual Return Maximum.												11.00%
Annual Development Agreement Payments.									125,000
Development Agreement Payment Made For 1998 Through 2004											750,000
Aggregate Fixed Rentable Per Square Foot Of Developed Property.													10.50
Term of Development Agreement., Years														20
Square Feet of Development														2,000,000
Adjustment To Aggregate Fixed Amount Per Square Foot Of Developed Property													$ 5.50
Number Of Non employee Directors Electing To Receive Deferred Stock Units	6
Deferred Stock Units Outstanding	83,995	76,682